Risk management - Most important foreign exchange year-end trading positions (Details) - Foreign exchange risk [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Romanian Leu [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	€ (16)
US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	203	€ 116
Japan, Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(44)	(10)
Great-Britain Pound [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(37)
China, Yuan Renminbi [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	€ (63)	(21)
South Korean Won [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		20
Brazilian Real [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		€ (15)